UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04010

                                OCM Mutual Fund
                               1536 Holmes Street
                          Livermore, California 94550


                     Name and address of agent for service:

                                 Gregory Orrell
                        Orrell Capital Management, Inc.
                               1536 Holmes Street
                          Livermore, California 94550


                 Registrant's telephone number: (925) 455-0802


                      Date of fiscal year end: November 30

                   Date of reporting period: August 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

OCM GOLD FUND
SCHEDULE OF INVESTMENTS
AS OF AUGUST 31, 2013
(UNAUDITED)

  Shares                                                               Value
  ------                                                               -----

           COMMON STOCKS                          92.9%
           MAJOR GOLD PRODUCERS                   30.1%
  200,000 AngloGold Ashanti Ltd. ADR                         $        2,674,000
  270,000 Gold Fields Ltd. ADR                                        1,390,500
  470,050 Goldcorp, Inc.                                             13,866,475
  366,600 Kinross Gold Corp.                                          2,016,300
  113,000 Newmont Mining Corp.                                        3,590,010
  280,000 Sibanye Gold Ltd. ADR*                                      1,156,400
                                                             ------------------
                                                                     24,693,685
                                                             ------------------
           INTERMEDIATE/MID-TIER GOLD PRODUCERS   38.8%
  155,000 Agnico-Eagle Mines Ltd.                                     4,657,750
  250,000 Alacer Gold Corp.                                             769,012
   91,250 AuRico Gold, Inc.                                             390,713
  500,000 Centerra Gold, Inc.                                         3,156,745
  380,000 Eldorado Gold Corp.                                         3,249,000
  200,000 Endeavour Mining Corp.*                                       155,701
  600,000 IAMGOLD Corp.                                               3,612,000
  149,900 New Gold, Inc.*                                             1,010,326
  122,500 Randgold Resources Ltd. ADR                                 9,557,450
  460,000 Yamana Gold, Inc.                                           5,234,800
                                                             ------------------
                                                                     31,793,497
                                                             ------------------
           JUNIOR GOLD PRODUCERS                   5.5%
  175,000 Argonaut Gold Ltd.*                                         1,209,532
  568,400 B2Gold Corp.*                                               1,510,984
  200,000 Kingsgate Consolidated Ltd.                                   396,974
  200,000 SEMAFO, Inc.                                                  419,634
  150,000 Veris Gold Corp.*                                              74,053
1,536,500 Wesdome Gold Mines Ltd.*                                      933,599
                                                             ------------------
                                                                      4,544,776
                                                             ------------------
           EXPLORATION AND DEVELOPMENT COMPANIES   5.7%
  750,000 Amarillo Gold Corp.*                                          131,729
2,190,000 Avala Resources Ltd.*                                         166,335
2,538,619 Indochine Mining Ltd.*                                        173,986
  150,000 MAG Silver Corp.*                                           1,089,433
  300,000 Sabina Silver Corp.*                                          347,479
5,000,040 Sutter Gold Mining, Inc.*                                     866,332
  100,000 Tahoe Resources, Inc.*                                      1,784,867
    5,600 Tahoe Resources, Inc.* ^                                      100,240
                                                             ------------------
                                                                      4,660,401
                                                             ------------------

  Shares                                                               Value
  ------                                                               -----

           PRIMARY SILVER PRODUCERS                7.8%
  200,000 Fortuna Silver Mines, Inc.*                        $          829,773
  210,000 Silver Wheaton Corp.                                        5,550,555
                                                             ------------------
                                                                      6,380,328
                                                             ------------------
           OTHER                                   5.0%
   14,800 Franco-Nevada Corp.                                           673,749
   60,000 Royal Gold, Inc.                                            3,481,800
                                                             ------------------
                                                                      4,155,549
                                                             ------------------

          TOTAL COMMON STOCKS
             (Cost $33,671,328)                                      76,228,236
                                                             ------------------

           EXCHANGE TRADED FUND                    6.2%
   37,500 SPDR Gold Trust*                                            5,048,250
                                                             ------------------

           TOTAL EXCHANGE TRADED FUND
             (Cost $1,657,875)                                        5,048,250
                                                             ------------------

           WARRANTS                                0.0%
   75,000 Veris Gold Corp.*
             Exercise Price 1.95 CAD, Exp. 12/18/2016                     8,545
                                                             ------------------

           TOTAL WARRANTS
             (Cost $0)                                                    8,545
                                                             ------------------

           SHORT-TERM INVESTMENT                   1.2%
  962,254 UMB Money Market Fiduciary, 0.01%                             962,254
                                                             ------------------

           TOTAL SHORT-TERM INVESTMENT
             (Cost $962,254)                                            962,254
                                                             ------------------


           TOTAL INVESTMENTS
             (Cost $36,291,457)                  100.3%              82,247,285

           LIABILITIES LESS OTHER ASSETS         (0.3)%                (236,309)
                                                             ------------------

           TOTAL NET ASSETS                      100.0%      $       82,010,976
                                                             ==================


ADR - American Depository Receipt.

CAD - Canadian Dollars.

* Non-income producing security.

^ Denoted investment in Tahoe Resources, Inc.
  is a Canadian security traded on U.S. stock exchange.

See Notes to Schedule of Investments.

  Country                                                     Percent of
                                                              Investment
                                              Value           Securities
------------------------------------------------------------------------
  Australia                         $         570,960           0.7%
  Canada                                   53,659,960          65.3
  Cayman Islands                              155,701           0.2
  Jersey                                    9,557,450          11.6
  South Africa                              5,220,900           6.3
  United States(1)                         13,082,314          15.9
                                    -------------------------------

  Total                             $      82,247,285         100.0%
                                    ===============================

(1) Includes short-term investments.


See Notes to Schedule of Investments.

NOTE 1. ORGANIZATION

     OCM Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Security Valuation - Portfolio securities that are listed on national securities exchanges, other than the NASDAQ Stock Market LLC, are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ Global Select Market, Global Market and Capital Market securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

     Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels as described below:

     o    Level 1 - quoted prices in active markets for identical securities
     o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)
     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

     The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2013, in valuing the Fund's assets:


------------------------------------------------- ---------------- ------------ ------------ -----------------
SECTOR                                                LEVEL 1        LEVEL 2      LEVEL 3         TOTAL
------------------------------------------------- ---------------- ------------ ------------ -----------------
COMMON STOCKS
------------------------------------------------- ---------------- ------------ ------------ -----------------
  Major Gold Producers                                $24,693,685  $   --       $    --           $24,693,685
------------------------------------------------- ---------------- ------------ ------------ -----------------
  Intermediate/Mid-Tier Gold Producers                 31,793,497      --            --            31,793,497
------------------------------------------------- ---------------- ------------ ------------ -----------------
  Junior Gold Producers                                 4,544,776      --            --             4,544,776
------------------------------------------------- ---------------- ------------ ------------ -----------------
  Exploration and Development Companies                 4,660,401      --            --             4,660,401
------------------------------------------------- ---------------- ------------ ------------ -----------------
  Primary Silver Producers                              6,380,328      --            --             6,380,328
------------------------------------------------- ---------------- ------------ ------------ -----------------
  Other                                                 4,155,549      --            --             4,155,549
------------------------------------------------- ---------------- ------------ ------------ -----------------
EXCHANGE TRADED FUND                                    5,048,250      --            --             5,048,250
------------------------------------------------- ---------------- ------------ ------------ -----------------
SHORT-TERM INVESTMENT                                     962,254                                     962,254
------------------------------------------------- ---------------- ------------ ------------ -----------------
WARRANTS
------------------------------------------------- ---------------- ------------ ------------ -----------------
  Junior Gold Producers                                     8,545      --            --                 8,545
------------------------------------------------- ---------------- ------------ ------------ -----------------
TOTAL                                                 $82,247,285  $   --       $    --           $82,247,285
------------------------------------------------- ---------------- ------------ ------------ -----------------

     There were no Level 2 or 3 securities as of August 31, 2013. There were no transfers between each of the three levels. The Fund recognizes such transfers between levels at the end of the reporting period.

     Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

     Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders, which will be sufficient to relieve it from all or substantially all federal income taxes.

     Accounting For Uncertainty In Income Taxes ("Income Tax Statement") requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of August 31, 2013.

     The Income Tax Statement requires management of the Fund to analyze all open tax years, fiscals years 2009-2012 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended August 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTE 3. FEDERAL INCOME TAX INFORMATION

At August 31, 2013, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

          Cost of investments..............................       $  36,999,411
                                                                  =============
          Unrealized appreciation..........................       $  51,003,099
          Unrealized depreciation..........................          (5,755,225)
                                                                  -------------
          Net unrealized appreciation on investments ......       $  45,247,874
                                                                  =============

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in passive foreign investment companies ("PFICs").

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's certifying officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

By:       /S/ GREGORY M. ORRELL
          ---------------------
          Gregory M. Orrell
          President and Treasurer

Date: October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:       /S/ GREGORY M. ORRELL
          ---------------------
          Gregory M. Orrell
          President and Treasurer

Date: October 22, 2013